Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding common stock rollforward

		Years ended December 31,
Number of common shares (in millions)	Notes	2025	2024
Outstanding, beginning of the year		571.4	481.3
Equity issuance	5	18.5	85.2
Shares repurchased under NCIB		(3.0)	—
Issuance of flow-through common shares		0.8	1.9
Issuance of shares for share-based compensation	25	3.4	3.0
Outstanding, end of the year		591.1	571.4